Acquisitions (Tables)	12 Months Ended
Dec. 31, 2017
Acquisitions [Abstract]
Schedule of comprehensive income
		Useful life
Purchase price allocation:
Cash and cash equivalents	$11,170
Prepaid expenses and current assets	5,499
Accounts receivable	1,062
Property and equipment, net	219
Rental deposit	5,130
Acquired intangible assets:
PIBA license	112,144	10 years
Total assets acquired	135,224

Accrued expenses and other current liabilities	(135)
Accounts payable	(2,627)
Deferred tax liabilities, non-current	(18,504)
Total net assets	113,958
Goodwill	108,831
Total purchase price	$222,789